NOTE 22. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED (Tables) (AUTOCHINA INTERNATIONAL LIMITED)	12 Months Ended
Dec. 31, 2014
AUTOCHINA INTERNATIONAL LIMITED
Condensed Balance Sheets

	December 31,
	2014	2013

Assets
Cash and cash equivalents	$118	$96
Prepaid expenses and other current assets	8	17
Investment in subsidiaries	191,786	176,628
Due from subsidiaries	71,774	76,607
Total assets	$263,686	$253,348

Liabilities
Other payables and accrued liabilities	$634	$543

Shareholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,549,644 shares at December 31, 2014, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2013, respectively	24	24
Additional paid-in capital	328,884	327,631
Accumulated losses	(96,496)	(106,662)
Accumulated other comprehensive income	30,640	31,812
Total shareholders’ equity	263,052	252,805

Total liabilities and shareholders’ equity	$263,686	$253,348

Condensed Statement of Operations
	Years ended December 31,
	2014	2013	2012

Equity in profit of subsidiaries	$16,330	$16,125	$29,630

General and administrative expenses	2,168	4,620	6,140
Litigation expense	4,350	—	—
Other income	(354)	(323)	(59)
Total operating expenses	6,164	4,297	6,081

Income from operations	10,166	11,828	23,549
Net income	$10,166	$11,828	$23,549

Condensed Statement of Cash flows
	December 31,
	2014	2013	2012

Net cash and cash equivalents (used in) provided by operating activities	$(4,811)	$(643)	$83,799
Net cash and cash equivalents provided by investing activities	4,833	644	7,543
Net cash and cash equivalents used in financing activities	—	—	(91,327)
Cash and cash equivalents, beginning of the year	96	95	80
Cash and cash equivalents, end of the year	$118	$96	$95